Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Convert Australian Dollar into US Dollars (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Currency [Abstract]
Assets and liabilities	1.3060	1.3096	1.0845
Statements of operations	1.3577	1.1419	1.0716
Cash flows - beginning cash	1.3096	1.0845	0.9597
Cash flows - ending cash	1.3060	1.3096	1.0845
Cash flows - current period movements	1.3577	1.1419	1.0716